Contingent liabilities (Details) $ in Billions		1 Months Ended
	Sep. 19, 2019	Jun. 30, 2020 ZAR (R) plaintiff	Oct. 31, 2013 customer	Jun. 04, 2020 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Mar. 11, 2019 ZAR (R)	Feb. 05, 2018 ZAR (R)	Dec. 31, 2016 item	May 31, 2015 ZAR (R)	Apr. 02, 2015 ZAR (R) plaintiff claim
Legal Proceedings Claimed Compensation For Lung Diseases
Contingent liabilities
Number of plaintiffs | plaintiff											22
Number of plaintiffs that are current employees | plaintiff											1
Number of plaintiffs that are former employees | plaintiff											21
Number of cases | claim											22
Damages sought		R 67,200,000									R 82,500,000
Number of plaintiffs that passed away | plaintiff		2
Legal proceedings provision		R 0
Fluor SA (Pty) Ltd (FTWEP)
Contingent liabilities
Damages sought		383,800,000					R 448,000,000			R 485,700,000
Number of objections against statement of claim | item									2
Alternative assessment of estimated financial effect of contingent liabilities		406,600,000
Legal proceedings provision		0
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Minimum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	1 year
Dispute of dismissal during unprotected strike | Sasol Mining (Pty) Ltd | Maximum
Contingent liabilities
Period of back pay to calculate retrospective payment of remuneration	2 years
Dispute by Solidarity Trade Union relating to Sasol Khanyisa share scheme
Contingent liabilities
Damage value sought per member of union								R 500,000
Legal proceedings provision		0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application
Contingent liabilities
Number of customers that requested review application | customer			7
Legal proceedings provision		R 0
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application | Minimum
Contingent liabilities
Transitional period before fully implementing the methodology to determine an appropriate basis for the new maximum price application		3 months
Legal review of Sasol Gas National Energy Regulator of South Africa (NERSA) maximum price decision and NERSA gas transmission tariff application | Maximum
Contingent liabilities
Transitional period before fully implementing the methodology to determine an appropriate basis for the new maximum price application		6 months
Securities class action
Contingent liabilities
Legal proceedings provision		R 0
Securities class action | LCCP
Contingent liabilities
Non-negotiable change order value, excluding contingency | $				$ 11.7
Indicated cost of project, including contingency | $					$ 11.0
Environmental Contingent Liability
Contingent liabilities
Environmental obligation accrued		R 21,790,000,000				R 18,742,000,000